Dechert LLP
30 Rockefeller Plaza
New York, NY 10112

May 2, 2005

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, NW

Washington, DC  20549

Re:            Edgen Corporation and Additional Registrants
Registration Statement on Form S-4

Ladies and Gentlemen:

At the request of Edgen Corporation, a Nevada corporation (the “Company”), attached hereto for electronic filing under the Securities Act of 1933, as amended, is a Registration Statement on Form S-4 of the Company and the Additional Registrants named therein.  The Registration Statement relates to the Company’s and the Additional Registrants’ proposed offer to exchange an aggregate principal amount of $105,000,000 of the Company’s 9-7/8% Senior Secured Notes due 2011 and the related guarantees for a like principal amount of the Company’s outstanding 9-7/8% Senior Secured Notes due 2011 and the related guarantees.

Should you have any questions, comments or desire further information with respect to the attached filing, please contact Bonnie Barsamian of this office at 212.698.3520, Jonathan Silverblatt of this office at 212.698.3550 or the undersigned at 212.698.3574.

Sincerely,

/s/ Scott E. Lerner

Scott E. Lerner

Attachment

cc:                   Bonnie Barsamian
Jonathan Silverblatt